Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 264,871,522
Additions	96,207,546	$ 2,934,052	$ 48,758,649	$ 75,800,574
Depreciation expense	53,500,799	1,631,619	51,799,481	48,945,756
Ending balance	312,531,471	9,531,304	264,871,522
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	720,974,420	21,987,631	691,728,308	619,194,154
Additions	96,207,546	2,934,052	48,758,649	75,800,574
Disposals	(15,116,549)	(461,011)	(18,153,613)	(9,832,977)
Reclassification	(16,013)	(488)	182,588	(103,009)
Acquisitions through business combinations	9,578,821	292,126	1,632,097
Effect of foreign currency exchange differences	9,197,659	280,501	(3,173,609)	6,669,566
Ending balance	820,825,884	25,032,811	720,974,420	691,728,308
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	456,102,898	13,909,817	423,493,690	379,326,604
Depreciation expense	53,500,799	1,631,619	51,799,481	48,945,756
Impairment losses recognized	133,880	4,083	146,570	405,399
Disposals	(14,437,811)	(440,312)	(17,981,026)	(9,334,120)
Reclassification	(71,961)	(2,194)	51,031	198,534
Acquisitions through business combinations	8,237,380	251,217	885,900
Effect of foreign currency exchange differences	4,829,228	147,277	(2,292,748)	3,951,517
Ending balance	508,294,413	15,501,507	456,102,898	423,493,690
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance			13,006,893	11,530,540
Additions				1,453,816
Disposals				(63,446)
Reclassification				0
Effect of foreign currency exchange differences				85,983
Ending balance				13,006,893
Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,523,172
Ending balance	17,570,624	535,853	13,523,172
Land and Land Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,581,613	414,200	13,006,893
Additions	3,931,878	119,911	424,130
Disposals	(152,357)	(4,646)	(3,436)
Reclassification	4,699	143	142,562
Acquisitions through business combinations	175,261	5,345	18,049
Effect of foreign currency exchange differences	106,652	3,252	(6,585)
Ending balance	17,647,746	538,205	13,581,613	13,006,893
Land and Land Improvements [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	58,441	1,782
Depreciation expense	17,255	526	17,860
Disposals			(3,436)
Reclassification			43,725
Effect of foreign currency exchange differences	1,426	44	292
Ending balance	77,122	2,352	58,441
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	100,733,745
Ending balance	121,588,485	3,708,096	100,733,745
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	181,833,417	5,545,393	172,798,699	152,641,699
Additions	6,177,957	188,410	1,866,786	302,092
Disposals	(3,250,387)	(99,127)	(8,786,519)	(1,129,046)
Reclassification	23,003,450	701,539	16,398,574	19,150,796
Acquisitions through business combinations	1,153,289	35,171	150,347
Effect of foreign currency exchange differences	3,549,566	108,251	(594,470)	1,833,158
Ending balance	212,467,292	6,479,637	181,833,417	172,798,699
Buildings and improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	81,099,672	2,473,305	81,175,408	73,367,762
Depreciation expense	10,126,682	308,835	8,896,551	7,516,917
Impairment losses recognized	16,472	502	134,999	244,719
Disposals	(2,994,916)	(91,336)	(8,771,076)	(1,081,082)
Reclassification	14,145	431	(35,568)	198,534
Acquisitions through business combinations	955,951	29,154	24,770
Effect of foreign currency exchange differences	1,660,801	50,650	(325,412)	928,558
Ending balance	90,878,807	2,771,541	81,099,672	81,175,408
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	126,826,200
Ending balance	137,430,483	4,191,232	126,826,200
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	490,699,539	14,964,914	473,494,702	423,488,598
Additions	2,033,804	62,025	2,308,779	1,514,563
Disposals	(10,611,069)	(323,607)	(7,912,516)	(7,457,317)
Reclassification	48,348,102	1,474,477	24,044,088	51,716,057
Acquisitions through business combinations	7,575,012	231,016	1,159,537
Effect of foreign currency exchange differences	4,611,503	140,638	(2,395,051)	4,232,801
Ending balance	542,656,891	16,549,463	490,699,539	473,494,702
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	363,873,339	11,097,083	331,365,217	295,286,082
Depreciation expense	41,930,945	1,278,772	41,403,363	39,819,816
Impairment losses recognized	32,455	990	10,802	155,334
Disposals	(10,352,348)	(315,717)	(7,774,818)	(7,114,817)
Reclassification	(2,892)	(88)	7,674	365,180
Acquisitions through business combinations	6,918,742	211,002	735,808
Effect of foreign currency exchange differences	2,826,167	86,189	(1,874,707)	2,853,622
Ending balance	405,226,408	12,358,231	363,873,339	331,365,217
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,023,212
Ending balance	3,203,839	97,708	3,023,212
Other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,094,658	429,846	14,354,608	14,601,044
Additions	239,234	7,296	141,158	137,208
Disposals	(1,097,340)	(33,466)	(1,441,685)	(1,176,897)
Reclassification	1,084,919	33,087	992,109	560,828
Acquisitions through business combinations	660,442	20,142	136,687
Effect of foreign currency exchange differences	334,002	10,186	(88,219)	232,425
Ending balance	15,315,915	467,091	14,094,658	14,354,608
Other equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	11,071,446	337,647	10,953,065	10,672,760
Depreciation expense	1,425,917	43,486	1,481,707	1,609,023
Impairment losses recognized	276	9	769	5,346
Disposals	(1,090,547)	(33,259)	(1,431,696)	(1,138,221)
Reclassification	1,463	45	35,200	(365,180)
Acquisitions through business combinations	362,687	11,061	125,322
Effect of foreign currency exchange differences	340,834	10,394	(92,921)	169,337
Ending balance	12,112,076	369,383	11,071,446	10,953,065
Construction in progress and machinery under installation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	20,765,193
Ending balance	32,738,040	998,415	20,765,193
Construction in progress and machinery under installation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	20,765,193	633,278	18,073,406	16,932,273
Additions	83,824,673	2,556,410	44,017,796	72,392,895
Disposals	(5,396)	(165)	(9,457)	(6,271)
Reclassification	(72,457,183)	(2,209,734)	(41,394,745)	(71,530,690)
Acquisitions through business combinations	14,817	452	167,477
Effect of foreign currency exchange differences	595,936	18,174	(89,284)	285,199
Ending balance	32,738,040	998,415	$ 20,765,193	$ 18,073,406
Construction in progress and machinery under installation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses recognized	84,677	2,582
Reclassification	$ (84,677)	$ (2,582)